Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0002030763
Registrant Name	WELLGISTICS HEALTH, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES